Schedule of Investments (unaudited) January 31, 2024	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.6%
Ambev SA	22,361	$59,035
CPFL Energia SA	7,038	51,509
Telefonica Brasil SA	1,301	13,487
Telefonica Brasil SA, ADR	12,862	132,736

		256,767

China — 20.1%
3SBio, Inc. (a)	73,500	55,386
Bank of Communications Co. Ltd., Class H	218,000	128,970
Bank of Shanghai Co. Ltd., Class A	114,000	101,491
Beijing Tiantan Biological Products Corp. Ltd., Class A	8,700	31,911
BOE Technology Group Co. Ltd., Class A	241,500	120,937
China Longyuan Power Group Corp. Ltd., Class H	17,000	10,198
China Minsheng Banking Corp. Ltd., Class H	54,500	18,126
China Petroleum & Chemical Corp., Class H	126,000	65,546
China Railway Group Ltd., Class H	73,000	33,386
Chow Tai Fook Jewellery Group Ltd.	19,400	26,281
Daqin Railway Co. Ltd., Class A	138,700	144,111
Guangzhou Automobile Group Co. Ltd., Class H	102,000	40,317
Henan Shuanghui Investment & Development Co. Ltd., Class A	18,400	72,920
Hisense Home Appliances Group Co. Ltd., Class H	20,000	48,014
HLA Group Corp. Ltd., Class A	15,000	16,038
Industrial & Commercial Bank of China Ltd., Class H	170,000	82,812
Kweichow Moutai Co. Ltd., Class A	400	89,407
Meihua Holdings Group Co. Ltd., Class A	57,600	79,905
NetEase, Inc.	6,900	134,123
People’s Insurance Co. Group of China Ltd., Class H	103,000	32,020
SAIC Motor Corp. Ltd., Class A	58,400	111,168
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,300	5,430
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	86,200	121,845
Shanghai RAAS Blood Products Co. Ltd., Class A	53,000	47,401
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,000	15,833
Tencent Holdings Ltd.	600	20,827
Tianma Microelectronics Co. Ltd., Class A (b)	4,000	4,623
Tingyi Cayman Islands Holding Corp.	76,000	75,676
Topsports International Holdings Ltd. (a)	210,000	135,649
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	206,400	109,752

		1,980,103

Greece — 1.3%
Hellenic Telecommunications Organization SA, Class R	9,516	132,128

Hong Kong — 0.5%
Bosideng International Holdings Ltd.	116,000	52,439

Hungary — 1.1%
MOL Hungarian Oil & Gas PLC	12,709	104,157

India — 18.2%
Alkem Laboratories Ltd.	509	30,603
Bharat Petroleum Corp. Ltd.	17,897	108,475
Birlasoft Ltd.	14,217	145,248
Cipla Ltd.	5,219	84,883
Colgate-Palmolive India Ltd.	4,800	148,656
Dr Reddy’s Laboratories Ltd.	2,057	151,142
HCL Technologies Ltd.	7,466	141,598
ICICI Bank Ltd., ADR	5,176	126,295
Kotak Mahindra Bank Ltd.	5,918	130,071
Larsen & Toubro Ltd.	3,235	135,434
Lupin Ltd.	8,209	148,658

Security	Shares	Value

India (continued)
Shree Cement Ltd.	428	$147,099
Tata Consultancy Services Ltd.	3,162	145,234
Zydus Lifesciences Ltd.	15,897	145,482

		1,788,878

Indonesia — 3.5%
Bank Rakyat Indonesia Persero Tbk PT	405,500	146,076
Telkom Indonesia Persero Tbk PT	396,900	99,553
Unilever Indonesia Tbk PT	510,200	100,229

		345,858

Kuwait — 3.3%
Kuwait Finance House KSCP	56,146	140,730
Mobile Telecommunications Co. KSCP	27,977	47,815
National Bank of Kuwait SAKP	44,456	141,549

		330,094

Malaysia — 5.4%
CIMB Group Holdings Bhd	111,800	147,257
MISC Bhd	83,700	129,921
Nestle Malaysia Bhd	1,900	48,002
Petronas Dagangan Bhd	12,700	57,298
Petronas Gas Bhd	28,900	108,390
QL Resources Bhd	35,100	43,263

		534,131

Poland — 0.8%
Orange Polska SA	36,031	76,961

Qatar — 3.5%
Ooredoo QPSC	47,644	139,841
Qatar Electricity & Water Co. QSC	13,751	65,315
Qatar National Bank QPSC	33,529	142,438

		347,594

Russia(c) — 0.0%
Alrosa PJSC	37,207	4
LUKOIL PJSC	1,506	—

		4

Saudi Arabia — 8.0%
Abdullah Al Othaim Markets Co.	2,597	9,496
Al Rajhi Bank	694	15,492
Almarai Co. JSC	1,917	29,189
Etihad Etisalat Co.	6,710	93,222
Jarir Marketing Co.	22,259	90,458
Nahdi Medical Co.	3,831	143,659
Saudi Arabian Oil Co. (a)	12,778	104,091
Saudi Basic Industries Corp.	6,444	133,581
Saudi Industrial Investment Group	3,259	17,611
Saudi Telecom Co.	12,802	139,306
Yanbu National Petrochemical Co.	738	7,548

		783,653

South Korea — 5.2%
Celltrion, Inc.	277	37,171
CJ Logistics Corp. (b)	257	26,154
GS Holdings Corp. (b)	216	7,491
GS Retail Co. Ltd. (b)	2,232	37,250
Hugel, Inc. (b)	869	98,717
Hyundai Glovis Co. Ltd. (b)	1,049	137,359
Korea Electric Power Corp. (b)	1,888	27,967
SK Telecom Co. Ltd.	2,377	89,372
SK Telecom Co. Ltd., ADR (d)	2,615	54,784

		516,265

1

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan — 17.6%
Asustek Computer, Inc.	8,000	$113,594
Chang Hwa Commercial Bank Ltd.v	91,631	51,153
Chunghwa Telecom Co. Ltd.	36,000	136,473
CTBC Financial Holding Co. Ltd.	162,000	146,968
E.Sun Financial Holding Co. Ltd.	139,757	110,309
Evergreen Marine Corp. Taiwan Ltd.	7,000	33,659
Far EasTone Telecommunications Co. Ltd.	55,000	141,175
Hon Hai Precision Industry Co. Ltd.	42,000	137,391
Hon Hai Precision Industry Co. Ltd., GDR	1,447	9,354
MediaTek, Inc.	5,000	154,288
Novatek Microelectronics Corp.	4,000	65,159
President Chain Store Corp.	17,000	143,333
Simplo Technology Co. Ltd.	4,000	51,764
Taiwan Cooperative Financial Holding Co. Ltd.	80,850	65,593
Taiwan Mobile Co. Ltd.	45,000	140,663
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	120,111
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	135	15,250
TXC Corp.	6,000	18,173
Uni-President Enterprises Corp.	8,000	18,487
WPG Holdings Ltd.	21,000	58,462

		1,731,359

Thailand — 2.8%
Bangkok Dusit Medical Services PCL, NVDR	185,600	143,866
PTT Exploration & Production PCL, NVDR	30,400	128,297

		272,163

Turkey — 0.5%
Migros Ticaret A/S, Class A	3,486	46,886

United Arab Emirates — 3.6%
Abu Dhabi Commercial Bank PJSC	11,931	29,235
Abu Dhabi Islamic Bank PJSC	8,806	26,852

Security	Shares	Value

United Arab Emirates (continued)
Dubai Islamic Bank PJSC	83,363	$143,442
Emirates NBD Bank PJSC	25,097	120,943
First Abu Dhabi Bank PJSC	7,666	30,562

		351,034

Total Long-Term Investments — 98.0% (Cost: $9,382,222)		9,650,474

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(e)(f)	241,610	241,610
SL Liquidity Series, LLC, Money Market Series, 5.50%(e)(f)	53,734	53,755

Total Short-Term Securities — 3.0% (Cost: $295,360)		295,365

Total Investments — 101.0% (Cost: $9,677,582)		9,945,839

Liabilities in Excess of Other Assets — (1.0)%		(96,484)

Net Assets — 100.0%		$9,849,355

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	Rounds to less than 1,000.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$233,681	$7,929	(a)	$—	$—	$—	$241,610	241,610	$8,214		$—
SL Liquidity Series, LLC, Money Market Series	—	53,754	(a)	—	(4)	5	53,755	53,734	105	(b)	—

					$(4)	$5	$295,365		$8,319		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	3	03/15/24	$147	$(2,934)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$256,767	$—	$—	$256,767
China	144,111	1,835,992	—	1,980,103
Greece	—	132,128	—	132,128
Hong Kong	—	52,439	—	52,439
Hungary	104,157	—	—	104,157
India	126,295	1,662,583	—	1,788,878
Indonesia	100,229	245,629	—	345,858
Kuwait	—	330,094	—	330,094
Malaysia	256,953	277,178	—	534,131
Poland	—	76,961	—	76,961
Qatar	139,841	207,753	—	347,594
Russia	—	—	4	4
Saudi Arabia	212,869	570,784	—	783,653
South Korea	54,784	461,481	—	516,265
Taiwan	15,250	1,716,109	—	1,731,359
Thailand	—	272,163	—	272,163
Turkey	—	46,886	—	46,886
United Arab Emirates	320,472	30,562	—	351,034
Short-Term Securities
Money Market Funds	241,610	—	—	241,610

	$1,973,338	$7,918,742	$4	9,892,084

Investments Valued at NAV(a)				53,755

				$9,945,839

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(2,934)	$—	$—	$(2,934)

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Defensive Advantage Emerging Markets Fund

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	4